Revenue	12 Months Ended
Feb. 28, 2026
Revenue [Abstract]
REVENUE

19. REVENUE

The Group generates revenue by offering a full-stack smart mobility technology operational intelligence platform for connected vehicles and other assets, vehicles sales and delivery services. In the following table, revenue from contracts with customers is disaggregated by revenue streams, primary geographical markets and timing of revenue recognition.

	Year ended February 28/29
Figures in Rand thousands	2026	2025	2024

Revenue from contracts with customers
Subscription revenue - Cartrack	4,830,669	4,055,394	3,522,816
Subscription revenue - Karooooo Logistics	13,079	12,783	12,989
Other revenue - Cartrack	108,173	89,618	90,879
Hardware revenue	4,665	37,018	43,250
Installation revenue	38,194	29,510	29,186
Miscellaneous contract fees	65,314	23,090	18,443
Vehicle sales	-	2,099	274,787
Delivery service fees	527,199	407,565	304,040
Total revenue	5,479,120	4,567,459	4,205,511

Primary geographical markets
South Africa	4,089,425	3,364,854	3,171,851
Africa-Other	149,339	143,803	144,020
Europe	482,841	399,209	347,628
Asia-Pacific*, Middle East and USA	757,515	659,593	542,012
	5,479,120	4,567,459	4,205,511

Timing of revenue recognition
Products and services transferred at a point in time	635,372	499,282	669,706
Services transferred over time	4,843,748	4,068,177	3,535,805
Total revenue	5,479,120	4,567,459	4,205,511

*	Included in Asia-Pacific is revenue from Singapore amounted to ZAR147.7 million (2025: ZAR141.1 million, 2024: ZAR132.4 million).